Derivative financial instruments	3 Months Ended
Mar. 31, 2024
Derivative financial instruments [Abstract]
Derivative financial instruments
Note 10. - Derivative financial instruments
The breakdowns of the fair value amount of the derivative financial instruments as of March 31, 2024, and December 31, 2023, are as follows:

	Balance as of March 31, 2024		Balance as of December 31, 2023
	($ in thousands)
	Assets	Liabilities	Assets	Liabilities
Interest rate cash flow hedge	73,005	22,193	60,102	29,163
Foreign exchange derivatives instruments	2,137	-	1,595	-
Notes conversion option (Note 15)	-	115	-	794
Total	75,142	22,308	61,697	29,957

The derivatives are primarily interest rate cash flow hedges. All are classified as non-current assets or non-current liabilities, as they hedge long-term financing agreements.
The net amount of the fair value of interest rate derivatives designated as cash flow hedges transferred to the consolidated condensed profit or loss statement is a profit of $6.0 million for the three-month period ended March 31, 2024 (profit of $6.1 million for the three-month period ended March 31, 2023).

The after-tax results accumulated in equity in connection with derivatives designated as cash flow hedges as of March 31, 2024, and December 31, 2023, amount to a profit of $323.9 million and $308.0 million, respectively.

Additionally, the Company has currency options with leading international financial institutions, which guarantee minimum Euro-U.S. dollar and British pounds-U.S. dollar exchange rates. The strategy of the Company is to hedge the exchange rate for the net distributions from its European assets after deducting euro-denominated interest payments and euro and British pounds-denominated general and administrative expenses. Through currency options, the strategy of the Company is to hedge 100% of its euro and British pounds-denominated net exposure for the next 12 months and 75% of its euro and British pounds-denominated net exposure for the following 12 months, on a rolling basis. Change in fair value of these foreign exchange derivatives instruments are directly recorded in the consolidated profit or loss statement.

Finally, the conversion option of the Green Exchangeable Notes issued in July 2020 (Note 15) is recorded as a derivative with a fair value (liability) of $0.1 million as of March 31, 2024 ($0.8 million as of December 31, 2023).